SHARE INCENTIVE PLAN - Summary of nonvested shares (Details) - Nonvested shares - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of nonvested shares outstanding
Nonvested shares outstanding at the beginning	582,876
Vested	(223,180)
Nonvested shares outstanding at the end	359,696	582,876
Weighted average grant date fair value
Outstanding at beginning of year	$ 6.21
Granted		$ 3.03	$ 6.63
Vested	8.25
Outstanding at end of year	$ 4.94	$ 6.21
Aggregate intrinsic value	$ 712	$ 1,381
Share-based compensation expenses relating to nonvested shares	1,097	$ 1,732	$ 1,893
Total unrecognized compensation expenses relating to unvested nonvested shares	$ 513
Total unrecognized compensation expenses relating to unvested nonvested shares expected to be recognized over weighted average period	1 year 5 months 12 days